Annual Total Returns[BarChart] - SA Multi-Managed Large Cap Value Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.04%)	16.51%	30.46%	9.56%	(4.82%)	15.03%	14.34%	(9.72%)	28.74%	1.45%